NOTE 4 - CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended
Aug. 30, 2011 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Payments for royalties	$ 293
Provision for contingent liabilities	$ 128